Commitments and contingencies	12 Months Ended
Mar. 31, 2026
Commitments and contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies
(1)Customer deposited crypto assets
The Company has an obligation to safeguard all crypto assets held on behalf of customers from loss or theft that it holds in custodial products on behalf of customers. As such, the Company may be liable to its users for losses arising from it’s failure to secure these assets from theft or loss. The Company has not incurred any losses related to such obligations and therefore has not accrued any liabilities as of March 31, 2025 and 2026 because (i) it has no known or historical experience of claims to use as a basis of measurement, (ii) it accounts for and continually verifies the amount of crypto assets within its control, and (iii) it has established security around custodial product private keys to minimize the risk of theft or loss.
(2)Purchase commitments
There is no contractual commitment as of March 31, 2025 and 2026, respectively.
(3)Availability under committed credit lines
The Company had committed credit lines from Monex Finance Corporation and JSF Trust and Banking Co., Ltd. for the purpose of stable operating capital in the year ended March 31, 2025, and from Monex Finance Corporation, JSF Trust and Banking Co., Ltd. and Aozora Bank, Ltd. in the year ended March 31, 2026. The undrawn commitments on these credit lines were as follows:

	As of March 31,
(Unit： In millions)	2025	2026
Total amount of commitment line borrowing	¥8,900	¥11,054
Balance of executed borrowed commitment line	751	2,524
Balance of undrawn commitment line	¥8,149	¥8,530
(4)Contingencies
In general, litigation has uncertainties and, therefore, it is difficult to make a reliable estimate on the financial impact of potential outflows embodying economic benefits. Provisions are not recognized if they are not probable to generate potential outflows embodying economic benefits or if the financial impact cannot be estimated reliably. The possibility of any outflows in settlements regarding litigation or similar disputes with the Company is remote.